Intangible Assets - Summary of carrying amount of goodwill (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Display CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.30%	10.90%
Post-tax discount rate	7.60%	9.00%
Terminal growth rate	1.00%	1.00%
Display (Large OLED) CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.50%
Post-tax discount rate	7.60%
Terminal growth rate	1.00%
Display (AD PO) CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.90%
Post-tax discount rate	7.60%
Terminal growth rate	0.00%